Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 879,387	$ 950,751	$ 862,944
Long-lived assets	193,205	174,991	173,455
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	29,200	22,963	22,157
Long-lived assets	101,111	92,284	88,804
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	57,621	56,605	55,452
Long-lived assets	55,154	49,936	46,876
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	785,319	865,224	777,191
Long-lived assets	36,940	32,771	36,755
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 7,247	$ 5,959	8,144
Long-lived assets			$ 1,020